Equity (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2024	May 05, 2023	Jun. 30, 2022	Aug. 31, 2021	Dec. 28, 2020	Jan. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 08, 2024	May 05, 2021
Equity [Line Items]
Offering shares			5,000,000	2,000,000
Commn stock price (in Dollars per share)									$ 0.0625
Shares sold							4,341,000		4,641,000
Sale of securities (in Dollars)							$ 0	$ 1,275,000	$ 1,275,000
Convertible price (in Dollars per share)							$ 1.25		$ 1.25
Preferred voting share (in Dollars per share)							$ 1.25		$ 1.25
Shares issued					9,998,899
Cancelled shares					9,998,889
Common stock, shares return		250,000
Common stock, exchange value (in Dollars)									$ (136,827)
Stock-based compensation expense (in Dollars)							$ (1,132,067)	1,417,943	4,466,890	$ 3,315,895
Stock-based compensation expense (in Dollars)							1,425,420	$ 1,211,188	5,358,833
Recovery due to cancelled RSUs (in Dollars)									891,943
Unrecognized costs related options granted (in Dollars)							$ 4,084,153		$ 6,218,627
Percentage of restricted stock unit									25.00%
Unrecognized expense (in Dollars)
Exercise price (in Dollars per share)									$ 0.01		$ 0.01
Granted options							2,000,000		6,440,000	3,365,000
Exercise price (in Dollars per share)							$ 0.52
Reversal of stock option compensation (in Dollars)							$ 2,542,205
RSUs vest percent							25.00%
Common Stock [Member]
Equity [Line Items]
Offering shares							550,000	725,000	725,000	750,000
Common stock, shares return									(250,000)
Common stock, exchange value (in Dollars)		$ 136,827							$ (250)
Marc Weiner [Member]
Equity [Line Items]
Common stock, shares return		250,000
Common stock, exchange value (in Dollars)		$ 136,827
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Stock-based compensation expense (in Dollars)									15,281
Stock-based compensation expense (in Dollars)									15,282	$ 0
Recovery due to cancelled RSUs (in Dollars)									389,111
Restricted stock unit expense (in Dollars)								$ 206,755	$ 404,393
Share-based award												15,000,000
Remaining restricted stock unit							65,000
Forfeited expense (in Dollars)							$ 15,282
Subsequent Event [Member]
Equity [Line Items]
Shares sold	3,165,066
Subsequent Event [Member] | Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)											$ 0.01
Common Stock [Member]
Equity [Line Items]
Commn stock price (in Dollars per share)			$ 1	$ 1
Preferred Stock [Member]
Equity [Line Items]
Preferred Stock authorized							70,000,001		70,000,001
Preferred stock, par value (in Dollars per share)							$ 0.001		$ 0.001
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred Stock authorized							10,000,001		10,000,001	10,000,001
Preferred stock, par value (in Dollars per share)							$ 0.001		$ 0.001	$ 0.001
Preferred outstanding						1,102	1,102		1,102	1,102
Converted common stock						12,498,624
Series B Preferred outstanding [Member]
Equity [Line Items]
Preferred Stock authorized							60,000,000		60,000,000	60,000,000
Preferred stock, par value (in Dollars per share)							$ 0.001		$ 0.001	$ 0.001
Preferred outstanding							8,105,724		8,105,724	8,105,724